Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Financial Statements (Parentheticals)	3 Months Ended
Mar. 31, 2023 $ / shares shares
As Previously Reported [Member] | Class A Common Stock [Member]
Schedule of Unaudited Condensed Financial Statements [Abstract]
Weighted avg shares outstanding, diluted | shares	21,188,697
Diluted net income per share | $ / shares	$ (0.01)
As Previously Reported [Member] | Class B Common Stock [Member]
Schedule of Unaudited Condensed Financial Statements [Abstract]
Weighted avg shares outstanding, diluted | shares	7,187,500
Diluted net income per share | $ / shares	$ (0.01)
Adjustment [Member] | Class A Common Stock [Member]
Schedule of Unaudited Condensed Financial Statements [Abstract]
Weighted avg shares outstanding, diluted | shares
Diluted net income per share | $ / shares	$ (0.05)
Adjustment [Member] | Class B Common Stock [Member]
Schedule of Unaudited Condensed Financial Statements [Abstract]
Weighted avg shares outstanding, diluted | shares
Diluted net income per share | $ / shares	$ (0.05)
As Revised [Member] | Class A Common Stock [Member]
Schedule of Unaudited Condensed Financial Statements [Abstract]
Weighted avg shares outstanding, diluted | shares	21,188,697
Diluted net income per share | $ / shares	$ (0.06)
As Revised [Member] | Class B Common Stock [Member]
Schedule of Unaudited Condensed Financial Statements [Abstract]
Weighted avg shares outstanding, diluted | shares	7,187,500
Diluted net income per share | $ / shares	$ (0.06)